Summary of Significant Accounting Policies - Schedule of Reconciliation of Class A Ordinary Shares Reflected in the Condensed Balance Sheet (Detail) - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Reconciliation of Class A Ordinary Shares Reflected in the Condensed Balance Sheet [Line Items]
Gross proceeds	$ 196,000,000	$ 203,224,580
Class A ordinary shares issuance costs	$ (397,793)	(397,793)
Class A ordinary shares subject to possible redemption		207,372,020	$ 207,372,020
Class A [Member]
Reconciliation of Class A Ordinary Shares Reflected in the Condensed Balance Sheet [Line Items]
Gross proceeds		207,372,020,000	207,372,020
Proceeds allocated to Public Warrants		(13,275,495,000)	(13,275,495)
Class A ordinary shares issuance costs		(11,138,216,000)	(11,138,216)
Accretion of carrying value to redemption value		24,413,711,000	24,413,711
Class A ordinary shares subject to possible redemption		$ 207,372,020,000	$ 207,372,020